CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 6,229	$ 4,462
Other comprehensive income (loss):
Foreign currency translation adjustments	423	(1,328)
Change in unrealized gain (loss) on hedging instruments, net	854	(1,039)
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	(226)	144
Total other comprehensive income (loss)	1,051	(2,223)
Comprehensive income	$ 7,280	$ 2,239